BLACKROCK FUNDS III

BlackRock LifePath® Dynamic Retirement Fund

BlackRock LifePath® Dynamic 2020 Fund

BlackRock LifePath® Dynamic 2025 Fund

BlackRock LifePath® Dynamic 2030 Fund

BlackRock LifePath® Dynamic 2035 Fund

BlackRock LifePath® Dynamic 2040 Fund

BlackRock LifePath® Dynamic 2045 Fund

BlackRock LifePath® Dynamic 2050 Fund

BlackRock LifePath® Dynamic 2055 Fund

BlackRock LifePath® Dynamic 2060 Fund

(each, a “LifePath Dynamic Fund” and collectively, the “LifePath Dynamic Funds”)

Supplement dated August 18, 2017 to the Prospectuses of the LifePath Dynamic Funds

Effective immediately, iShares MSCI Australia ETF, iShares MSCI Eurozone ETF, iShares MSCI France ETF, iShares MSCI Germany ETF and iShares MSCI Japan ETF, each a series of iShares, Inc., and iShares MSCI United Kingdom ETF, a series of iShares Trust, will be added as eligible underlying funds for the LifePath Dynamic Funds.

The section of the Prospectuses entitled “Details About the Fund(s)—Information About the Underlying Funds—Underlying iShares Funds—Equity ETFs” is amended to add the following:

iShares MSCI Australia ETF seeks to track the investment results of an index composed of Australian equities. The fund seeks to track the investment results of the MSCI Australia Index (the “Underlying Index”), which consists of stocks traded primarily on the Australian Stock Exchange. The Underlying Index may include large-, mid- or small-capitalization companies. Components of the Underlying Index primarily include consumer staples, financials, healthcare and materials companies. The components of the Underlying Index, and the degree to which these components represent certain industries, are likely to change over time.

iShares MSCI Eurozone ETF seeks to track the investment results of an index composed of large- and mid-capitalization equities from developed market countries that use the euro as their official currency. The fund seeks to track the investment results of the MSCI EMU Index (the “Underlying Index”), which consists of stocks from the following 10 developed market countries: Austria, Belgium, Finland, France, Germany, Ireland, Italy, the Netherlands, Portugal and Spain. The Underlying Index may include large- or mid-capitalization companies. Components of the Underlying Index primarily include consumer discretionary, financials and industrials companies. The components of the Underlying Index, and the degree to which these components represent certain industries, are likely to change over time.

iShares MSCI France ETF seeks to track the investment results of an index composed of French equities. The fund seeks to track the investment results of the MSCI France Index (the “Underlying Index”), which consists of stocks traded primarily on the Paris Stock Exchange. The Underlying Index may include large-, mid- or small-capitalization companies. Components of the Underlying Index primarily include consumer discretionary, financials and industrials companies. The components of the Underlying Index, and the degree to which these components represent certain industries, are likely to change over time.

iShares MSCI Germany ETF seeks to track the investment results of an index composed of German equities. The fund seeks to track the investment results of the MSCI Germany Index (the “Underlying Index”), which consists of stocks traded primarily on the Frankfurt Stock Exchange. The Underlying Index may include large-, mid- or small-capitalization companies. Components of the Underlying Index primarily include consumer discretionary, financials and healthcare companies. The components of the Underlying Index, and the degree to which these components represent certain industries, are likely to change over time.

iShares MSCI Japan ETF seeks to track the investment results of an index composed of Japanese equities. The fund seeks to track the investment results of the MSCI Japan Index (the “Underlying Index”), which consists of stocks traded primarily on the Tokyo Stock Exchange. The Underlying Index may include large-, mid- or small-capitalization companies. Components of the Underlying Index primarily include consumer discretionary, financials and industrials companies. The components of the Underlying Index, and the degree to which these components represent certain industries, are likely to change over time.

iShares MSCI United Kingdom ETF seeks to track the investment results of an index composed of U.K. equities. The fund seeks to track the investment results of the MSCI United Kingdom Index (the “Underlying Index”), which consists of stocks traded primarily on the London Stock Exchange. The Underlying Index may include large-, mid- or small-capitalization companies. Components of the Underlying Index primarily include consumer staples, energy and financials companies. The components of the Underlying Index, and the degree to which these components represent certain industries, are likely to change over time.

The fourth paragraph of the footnotes following the Asset Allocation table in the section of the Prospectuses entitled “Details About the Fund(s)—Information About the Underlying Funds” is deleted in its entirety and replaced with the following:

“MSCI Canada Index,” “MSCI EAFE Index,” “MSCI Emerging Markets Index,” “MSCI Emerging Markets Small Cap Index,” “MSCI World ex-USA Diversified Multiple-Factor Index,” “MSCI World ex-USA Index,” “MSCI USA Small Cap Diversified Multiple-Factor Index,” “MSCI USA Small Cap Index,” “MSCI USA Diversified Multiple-Factor Index,” “MSCI USA Index,” “MSCI EAFE Minimum Volatility (USD) Index,” “MSCI World ex USA Enhanced Value Index,” “MSCI USA Minimum Volatility (USD) Index,” “MSCI USA Risk Weighted Index,” “MSCI USA Enhanced Value Index,” “MSCI USA Value Weighted Index,” “MSCI Australia Index,” “MSCI EMU Index,” “MSCI France Index,” “MSCI Germany Index,” “MSCI Japan Index” and “MSCI United Kingdom Index” are servicemarks and “MSCI EAFE Small Cap Index” (collectively, the “MSCI Indexes”) is a trademark of MSCI Inc. (“MSCI”), and such marks have been licensed for use for certain purposes by BFA and its affiliates. iShares MSCI Canada ETF, iShares MSCI EAFE ETF, iShares MSCI EAFE Small-Cap ETF, iShares MSCI Emerging Markets ETF, iShares MSCI Emerging Markets Small-Cap ETF, iShares Edge MSCI Multifactor Intl ETF, iShares Edge MSCI Multifactor USA Small-Cap ETF, iShares Edge MSCI Multifactor USA ETF, iShares Edge MSCI Min Vol EAFE ETF, iShares Edge MSCI Intl Value Factor ETF, iShares Edge MSCI Min Vol USA ETF, iShares Edge MSCI USA Size Factor ETF, iShares Edge MSCI USA Value Factor ETF, iShares MSCI Australia ETF, iShares MSCI Eurozone ETF, iShares MSCI France ETF, iShares MSCI Germany ETF, iShares MSCI Japan ETF and iShares MSCI United Kingdom ETF (collectively, the “iShares MSCI Funds”) are not sponsored, endorsed, sold or promoted by MSCI nor does MSCI make any representation regarding the advisability of investing in the iShares MSCI Funds.

Shareholders should retain this Supplement for future reference.

PRO-LPD-0817SUP